Salaries and social security	12 Months Ended
Dec. 31, 2019
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security
18.	SALARIES AND SOCIAL SECURITY

	2019	2018	2017
Salaries and social security	2,976	1,950	1,305
Bonuses and incentives provision	3,468	1,921	1,409
Vacation provision	3,610	2,215	1,386
Miscellaneous	150	68	32

	10,204	6,154	4,132